LOANS PAYABLE	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
LOANS PAYABLE

14. LOANS PAYABLE

As at December 31, 2020 and 2019, the loans payable are summarized as follows:

Balance, December 31,
2020	2019	Currency	Terms
CAD $	CAD $
1,505,038	731,606	USD	Unsecured, due on demand
1,817,141	148,158	Colombian Pesos	Unsecured, due on demand
79,567	—	Colombian Pesos	Unsecured, repayable monthly until May 2023
150,984	—	Colombian Pesos	Unsecured, repayable monthly until December 2023
31,857	32,545	Argentine Pesos	Unsecured, due on demand
—	350,746	Argentine Pesos	Unsecured, due January 2020
3,584,587	1,263,055

3,440,732	1,263,055	Current portion of loans payable
143,855	—	Long term portion of loans payable
3,584,587	1,263,055

During the year ended December 31, 2020, the interest rates on the loans payable ranged from 0% to 41% (2019 - 0% to 61%).

The Company has recasted comparative information as at December 31, 2018 for the loans payable, to correct balances received during the year ended December 31, 2018. As a result, the loans payable and foreign exchange expense increased by $431,708. The recast of comparative information had no impact on cash flows.

During the year ended December 31, 2020, the Company has incurred interest expense of $144,473 (2019 - $336,817, 2018 - $20,052) on the loans payable, of which $88,018 (US$64,725) (2019 - $73,615) remains payable and has been recorded within interest payable on the consolidated statement of financial position.